Investment Instruments - Schedule of Portfolio of Equity Instruments at Fair Value through Comprehensive Income (Detail) - CLP ($) $ in Millions	1 Months Ended
	Aug. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Portfolio of equity instruments at FVTOCI		$ 10,406	$ 10,795
Cmara de Riesgo Central de Contraparte S.A. (**)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Percentage of equity interest sold	2.43%
Investment in domestic entities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Portfolio of equity instruments at FVTOCI		3,703	4,616
Investment in foreign entities [member] | A.C.H Colombia
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Portfolio of equity instruments at FVTOCI		1,158	1,173
Investment in foreign entities [member] | Redeban Multicolor S.A.
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Portfolio of equity instruments at FVTOCI		768	717
Investment in foreign entities [member] | Cmara de Compensacin Divisas de Col. S.A.
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Portfolio of equity instruments at FVTOCI			309
Investment in foreign entities [member] | Cmara de Riesgo Central de Contraparte S.A. (**)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Portfolio of equity instruments at FVTOCI		867
Investment in foreign entities [member] | Bolsa de Valores de Colombia
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Portfolio of equity instruments at FVTOCI		900	969
Investment in foreign entities [member] | Credibanco
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Portfolio of equity instruments at FVTOCI		2,994	2,990
Investment in foreign entities [member] | Patrimonio Autnomo Fiducredicorp (Comisionista)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Portfolio of equity instruments at FVTOCI		$ 16	$ 21